Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) EUR (€)	Dec. 31, 2024 USD ($) EUR (€)	Dec. 31, 2023 USD ($) EUR (€)
Disclosure of financial liabilities [line items]
Fair value	$ 87,147,000	$ 22,548,000	$ 98,281,000
Financial assets, at fair value	(17,621,000)	(67,760,000)	(15,182,000)
Loss transferred from other comprehensive income to the statement of operations	102,000	$ 44,000	139,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Disclosure of financial liabilities [line items]
Fair value			3,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges | Level 2
Disclosure of financial liabilities [line items]
Fair value	$ 10,800,000		$ 3,000
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	3,000	2,000
Fair value	$ 16,000	$ (106,000)	$ 74,000
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	3,000	2,000
Fair value	$ 16,000	$ (106,000)	$ 74,000
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	0	0	0
Fair value	$ 0	$ 0	$ 0